Pay vs Performance (Details)		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary Compensation Table Total for CEO($)		$ 585,775	$ 586,515	$ 577,985
"Actually Paid" CEO Compensation ($)(1)	[1]	575,924	541,220	619,910
Average Summary Comp. Table Total for Non-CEO NEOs($)		215,515	205,855	192,726
Average Comp. Actually Paid to Non-CEO NEOs($)(1)	[1]	215,515	205,855	195,226
Value of Initial Fixed $100 Investment Based on Total Shareholder Return($)(2)	[2]	93.38	86.44	113.48
Company Net Income($)		$ 15,199,195	$ 15,064,516	$ 17,124,699
Company Income from Operations ($)(3)	[3]	15,920,491	15,994,149	18,518,865
Adjustments to Determine "Compensation Actually Paid" for CEO		$ (9,851)	$ (45,295)	$ 41,925
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Adjustments to Determine "Compensation Actually Paid" for CEO		(41,026)	(57,045)	(50,175)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Adjustments to Determine "Compensation Actually Paid" for CEO		37,675	28,500	74,600
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Adjustments to Determine "Compensation Actually Paid" for CEO		$ (6,500)	$ (16,750)	$ 17,500

[1]	“Actually paid compensation” is defined as “total compensation” as reported in the Summary Compensation Table except the value of Option Awards calculated as follows: (i) for new option awards granted during the fiscal year, the fair value as of the earlier of the vesting date or the last day of the fiscal year; plus (ii) for awards granted in prior fiscal years (and not vested as of the first day of the covered fiscal year), the change in fair value (positive or negative) from the end of the last fiscal year to the earlier of the vesting date or the end of the covered fiscal year. Fair value is determined from the Black-Scholes-Merton option-pricing model with the assumptions discussed in Note 7 to the Financial Statements in our Annual Report on Form 10-K for the year ended March 31, 2026.
[2]	Based on an initial fixed $100 investment at March 31, 2023.
[3]	We use income from operations as an important financial metric to link compensation to financial performance.